Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Amendment Description	The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment that specifically states that the registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a) may determine.
Document Period End Date	Dec. 31, 2011
Entity Registrant Name	CATALYST PHARMACEUTICAL PARTNERS, INC.
Entity Central Index Key	0001369568
Entity Filer Category	Smaller Reporting Company